Equity (Details) - Schedule of stock option activity shares in Thousands	3 Months Ended
Dec. 31, 2021 $ / shares shares
Stockholders' Equity Note [Abstract]
Number of Options, Options outstanding | shares	2,102,529
Weighted Average Exercise Price, Options outstanding | $ / shares	$ 28.06
Number of Options, Granted | shares	46,366
Weighted Average Exercise Price, Granted | $ / shares	$ 3.15
Number of Options, Exercised | shares	(137,220)
Weighted Average Exercise Price, Exercised | $ / shares	$ 21.01
Number of Options, Forfeited | shares	(13,439)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 36.26
Number of Options, Options outstanding | shares	1,998,236
Weighted Average Exercise Price, Options outstanding | $ / shares	$ 27.91
Number of Options, Options exercisable | shares	1,619,049
Weighted Average Exercise Price, Options exercisable | $ / shares	$ 30.82